Related-party transactions (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2023 CHF (SFr) person	Dec. 31, 2022 CHF (SFr) person	Dec. 31, 2021 CHF (SFr) person
Related-party transactions [Abstract]
Number of individuals, Board of Directors | person	8	8	8
Number of individuals, Executive Management | person	7	7	6
Short-term employee benefits	SFr 4,661	SFr 4,187	SFr 4,403
Post-employment benefits	446	295	266
Share-based compensation	3,251	2,503	2,997
Total compensation	SFr 8,358	SFr 6,985	SFr 7,666